K&L | GATES

K&L Gates LLP

1601 K Street NW

Washington, DC  20006-1600

202.778.9000       www.klgates.com

July 11, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Heritage Growth and Income Trust

File Nos. 033-07559 and 811-04767

Post-Effective Amendment No. 35

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Growth and Income Trust (“Trust”) is Post-Effective Amendment No. 35 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to register the Class I, R-3 and R-5 shares of the Registrant with the Securities and Exchange Commission.

The Trust requests that this filing be made effective September 15, 2008, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:  Susan Walzer

      Mathew J. Calabro

Heritage Asset Management, Inc.